Organization and Business Background (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Identities of Company's Subsidiaries

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities	Proportional of ownership interest and voting power held

1.	Quest International Group Limited	Seychelles, January 20, 2016	1 share of ordinary share of US$1 each	Investment holding	100%

2.	Quest HK Limited	Hong Kong, January 19, 2016	1 share of ordinary share of HK$1 each	Coaching, consultancy, training and mentorship	100%

3.	Quest Masteryasia Group Sdn Bhd	Malaysia, March 21, 2016	10 shares of ordinary share of RM 1 each	Coaching, consultancy, training and mentorship	100%

4	Questcorp Australia Pty Ltd	Australia, September 3, 2017	100 shares of ordinary share of AU$1 each	Providing Money Mastery Mentorship Program & Certified Professional Training Program	51%

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	Quest International Group Limited	Seychelles, January 20, 2016	1 share of ordinary share of US$1 each	Investment holding

2.	Quest HK Limited	Hong Kong, January 19, 2016	1 share of ordinary share of HK$1 each	Coaching, consultancy, training and mentorship

3.	Quest Masteryasia Group Sdn Bhd	Malaysia, March 21, 2016	10 shares of ordinary share of RM 1 each	Coaching, consultancy, training and mentorship